State Street SPDR Bloomberg Investment Grade Floating Rate ETF Average Annual Total Returns	12 Months Ended	19 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Dollar Floating Rate Note "Less Than" 5 Years Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.11%		3.99%		3.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	6.26%	(0.36%)	(0.24%)	2.01%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.02%		3.86%		2.91%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.95%		2.30%		1.75%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.95%		2.28%		1.73%